FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	UPS 401(k) Savings Plan
Employer ID No.	95-1732075
Plan No.	004
Investments at current value	$ 15,212,963
Various notes receivable from participants	35,424
Total notes receivable from participants and investments at fair value	15,248,387
Deemed distribution	$ 374
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	11.60%
Common and Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at current value	$ 12,659,530
Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at current value	$ 417,815.93
United Parcel Service, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,065,754	11,498,378
Investments at current value	$ 1,097,612
Investments in Self-Managed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at current value	$ 1,001,894
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock Emerging Markets Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,664,780
Investments at current value	$ 179,842
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	378,061,165
Investments at current value	$ 4,335,915
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock Extended Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	162,012,057
Investments at current value	$ 1,719,871
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock Government Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	321,911,904
Investments at current value	$ 321,912
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2021 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,967,827
Investments at current value	$ 74,088
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2024 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,454,677
Investments at current value	$ 111,311
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2027 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,008,550
Investments at current value	$ 160,183
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2030 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,511,981
Investments at current value	$ 219,995
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2033 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,128,517
Investments at current value	$ 260,134
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath 2036 Income Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,202,310
Investments at current value	$ 88,900
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2035 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,440,349
Investments at current value	$ 156,214
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2040 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,562,767
Investments at current value	$ 322,397
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2045 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,920,639
Investments at current value	$ 362,035
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2050 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,919,693
Investments at current value	$ 398,292
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2055 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,846,993
Investments at current value	$ 443,609
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2060 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,483,556
Investments at current value	$ 462,139
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2065 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,568,798
Investments at current value	$ 262,552
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 2070 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,629,090
Investments at current value	$ 29,288
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 40-60 Retirement Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,154,790
Investments at current value	$ 75,996
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock LifePath Paycheck 50-50 Retirement Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	494,230
Investments at current value	$ 5,271
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock MSCI World Equity ex-US Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	106,425,760
Investments at current value	$ 1,345,158
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock Strategic Completion Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,102,604
Investments at current value	$ 77,761
Investment, Identifier [Axis]: Common and Collective Trust Investments | BlackRock US Debt Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	116,852,746
Investments at current value	$ 1,246,667
Investment, Identifier [Axis]: Guaranteed Investment Contracts | AASET MT-1 Ltd Mortgage Bond 02/16/2050 5.24%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	248,878
Investments at current value	$ 250
Investment, Identifier [Axis]: Guaranteed Investment Contracts | AT&T Inc Fixed 03/01/2029 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	935,000
Investments at current value	$ 954
Investment, Identifier [Axis]: Guaranteed Investment Contracts | AbbVie Inc Fixed 11/21/2029 3.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	987,000
Investments at current value	$ 961
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Affirm Asset Securitization Trust 2024-A Mortgage Bond 02/15/2029 5.61%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	450,000
Investments at current value	$ 452
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Affirm Asset Securitization Trust 2025-X2 Mortgage Bond 10/15/2030 4.93%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,000
Investments at current value	$ 100
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Air Lease Corp Fixed 02/01/2028 5.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 612
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Alabama Power Co Fixed 04/02/2035 5.10%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134,000
Investments at current value	$ 139
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Aligned Data Centers Issuer LLC Mortgage Bond 08/17/2048 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	500,000
Investments at current value	$ 505
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ally Auto Receivables Trust 2024-1 Mortgage Bond 12/15/2028 5.08%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	131,297
Investments at current value	$ 132
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ally Auto Receivables Trust 2025‑1, Class A‑3 Asset‑Backed Notes
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	207,000
Investments at current value	$ 208
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Amazon.com Inc Fixed 11/20/2030 4.10%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	406,000
Investments at current value	$ 409
Investment, Identifier [Axis]: Guaranteed Investment Contracts | AmeriCredit Automobile Receivables Trust 2025-1 Mortgage Bond 03/19/2029 4.22%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86,000
Investments at current value	$ 86
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American Airlines 2025-1 Class A Pass Through Trust Fixed 05/11/2038 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	112,000
Investments at current value	$ 111
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American Electric Power Co Inc Fixed 03/15/2056 5.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	630,000
Investments at current value	$ 635
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American Express Co Fixed 07/27/2029 5.28%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 619
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American Heritage Auto Receivables Trust 2024-1 Mortgage Bond 09/17/2029 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	149,000
Investments at current value	$ 151
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American International Group Inc - AIGROUP Fixed 05/07/2030 4.85%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66,000
Investments at current value	$ 68
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American International Group Inc - AIGROUP Fixed 06/30/2030 3.40%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	374,000
Investments at current value	$ 361
Investment, Identifier [Axis]: Guaranteed Investment Contracts | American Tower Corp Fixed 07/15/2028 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	534,000
Investments at current value	$ 562
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Amgen Inc Fixed 03/02/2028 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 612
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Amphenol Corp Fixed 02/15/2033 4.40%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	212,000
Investments at current value	$ 212
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Aon Corp / Aon Global Holdings PLC Fixed 05/28/2027 2.85%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	347,000
Investments at current value	$ 343
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Apollo Debt Solutions BDC Fixed 12/08/2028 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	153,000
Investments at current value	$ 153
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Aqua Finance Issuer Trust 2025-B Mortgage Bond 05/17/2051 4.79%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	115,960
Investments at current value	$ 117
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Arbor Realty Commercial Real Estate Notes 2025-FL1 LLC Mortgage Bond 01/20/2043 5.09%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	230,471
Investments at current value	$ 230
Investment, Identifier [Axis]: Guaranteed Investment Contracts | AutoNation Finance Trust 2025-1 Mortgage Bond 11/13/2029 4.62%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74,000
Investments at current value	$ 75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Auxilior Term Funding 2024-1 LLC Mortgage Bond 07/15/2031 5.49%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,000
Investments at current value	$ 102
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BANK 2017-BNK4 Mortgage Bond 05/15/2050 3.36%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	994,655
Investments at current value	$ 990
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BANK5 2024-5YR12 Mortgage Bond 12/15/2057 5.42%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	715,000
Investments at current value	$ 741
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BANK5 2024-5YR7 SER 2024-5YR7 CL A-35.76900% 06/15/2057 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,275,000
Investments at current value	$ 1,337
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BANK5 2025-5YR17 Commercial Mortgage Pass-Through Certificates, Class A-2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,650,000
Investments at current value	$ 2,694
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BANK5 2025‑5YR19, Class A‑2 Commercial Mortgage Pass‑Through Certificates
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,360,000
Investments at current value	$ 1,385
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BAT International Finance PLC Fixed 02/02/2029 5.93%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320,000
Investments at current value	$ 344
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BENCHMARK MORTGAGE SER 2024-V9 CL A-3 5.60190% 08/17/2057 TR 2024-V9 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,137,032
Investments at current value	$ 1,187
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BMO MORTGAGE TR SER 2024-5C4 CL A-2 6.04500% 05/17/2057 2024-5C4 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,148,638
Investments at current value	$ 1,209
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ballyrock CLO 19 Ltd Mortgage Bond 04/20/2035 4.99%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	425,000
Investments at current value	$ 429
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Bank of America Corp - BOA Fixed 04/25/2029 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,174,000
Investments at current value	$ 1,215
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Bank of Montreal Fixed 06/05/2026 5.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	640,000
Investments at current value	$ 646
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Bayer US Finance LLC Fixed 11/21/2026 6.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400,000
Investments at current value	$ 408
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Bayview Opportunity Master Fund VII 2024-CAR1 LLC Mortgage Bond 12/26/2031 4.97%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98,365
Investments at current value	$ 99
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Bayview Opportunity Master Fund VII Trust 2024-SN1 Mortgage Bond 03/15/2028 5.66%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	90,635
Investments at current value	$ 91
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Benchmark 2024-V11 Mortgage Trust Mortgage Bond 11/15/2057 5.42%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	348,970
Investments at current value	$ 363
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Benchmark 2025-V16 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Class A-2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	560,122
Investments at current value	$ 573
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock 1-3 Year Credit Bond Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	250,886
Investments at current value	$ 3,736
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock 1-3 Year Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	188,976
Investments at current value	$ 26,132
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock Asset Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	703,541
Investments at current value	$ 29,851
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock Commercial Mortgage-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	330,370
Investments at current value	$ 11,658
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock Intermediate Term Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	870,022
Investments at current value	$ 60,610
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock Intermediate Term Gov't Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	346,941
Investments at current value	$ 17,255
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BlackRock Mortgage-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	647,262
Investments at current value	$ 37,256
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Boeing Co/The Fixed 05/01/2030 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 914
Investment, Identifier [Axis]: Guaranteed Investment Contracts | BofA Auto Trust 2025-1 Mortgage Bond 11/20/2029 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	120,000
Investments at current value	$ 121
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Brown & Brown Inc Fixed 06/23/2032 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	209,000
Investments at current value	$ 214
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CAP ONE MULTI-AST SER 2023-1 CL A 4.42000% 05/15/2028 EXEC 2023-1 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	750,000
Investments at current value	$ 753
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CARDS II Trust Mortgage Bond 07/15/2029 4.40%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	473,000
Investments at current value	$ 475
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CARMAX AUTO OWNER SER 2023-4 CL A-3 6.00000% 07/17/2028 TRUST 2023-4 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	351,024
Investments at current value	$ 356
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CGMS Commercial Mortgage Trust 2017-B1 Mortgage Bond 08/15/2050 3.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	930,650
Investments at current value	$ 919
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CHASE ISSUE TR SER 2024-1 CL A 4.60000% 01/16/2029 2024-1 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	900,000
Investments at current value	$ 910
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CLI Funding IX LLC Mortgage Bond 06/20/2050 5.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	95,908
Investments at current value	$ 98
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CNH EQUIP TRUST SER 2024-A CL A-3 4.77000% 06/15/2029 2024-A BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	590,308
Investments at current value	$ 596
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CNH EQUIPMENT TRUST SER 2024-B CL A-3 5.19000% 09/17/2029 2024-B BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	793,378
Investments at current value	$ 807
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CNH Equipment Trust 2021-C Mortgage Bond 04/16/2029 1.41%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	260,000
Investments at current value	$ 260
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CNH Equipment Trust 2023-B Mortgage Bond 02/15/2029 5.60%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	308,376
Investments at current value	$ 314
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CVS Health Corp Fixed 03/25/2028 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	401,000
Investments at current value	$ 407
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Canadian Imperial Bank of Commerce/Canada - CANIMP Fixed 04/08/2029 5.26%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	220,000
Investments at current value	$ 231
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Canadian Imperial Bank of Commerce/Canada - CANIMP Fixed 04/28/2028 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 607
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One Financial Corp Fixed 06/08/2029 6.31%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,138,000
Investments at current value	$ 1,199
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One Multi-Asset Execution Trust Mortgage Bond 05/15/2028 4.42%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,000,000
Investments at current value	$ 1,004
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One NA Fixed 08/09/2028 1.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	600,000
Investments at current value	$ 638
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One Prime Auto Receivables Trust 2022-2 Mortgage Bond 05/17/2027 3.66%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57,115
Investments at current value	$ 57
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One Prime Auto Receivables Trust 2023-1 Mortgage Bond 02/15/2028 4.87%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,649
Investments at current value	$ 36
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Capital One Prime Auto Receivables Trust 2023-1 Mortgage Bond 08/15/2028 4.76%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	340,000
Investments at current value	$ 343
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Carrier Global Corp Fixed 02/15/2031 2.70%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	694,000
Investments at current value	$ 651
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Carvana Auto Receivables Trust 2021-N1 Mortgage Bond 01/10/2028 1.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92,825
Investments at current value	$ 92
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Cash Held by GIC Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,084,969
Investments at current value	$ 884.47
Investment, Identifier [Axis]: Guaranteed Investment Contracts | CenterPoint Energy Inc Fixed 06/01/2029 5.40%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	981,000
Investments at current value	$ 1,021
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Chase Auto Owner Trust 2024-4 Mortgage Bond 07/25/2029 4.94%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	327,830
Investments at current value	$ 331
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Chase Issuance Trust Mortgage Bond 07/15/2030 4.16%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	482,000
Investments at current value	$ 488
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Chevron USA Inc Fixed 08/13/2028 4.05%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	485,000
Investments at current value	$ 496
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Cigna Group/The Fixed 10/15/2028 4.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 624
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Citibank NA - CITIBANK Fixed 05/29/2030 4.91%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	700,000
Investments at current value	$ 724
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Citizens Auto Receivables Trust 2024-1 Mortgage Bond 04/17/2028 5.11%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	91,909
Investments at current value	$ 93
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Citizens Auto Receivables Trust 2024-2 Mortgage Bond 08/15/2028 5.33%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	263,262
Investments at current value	$ 266
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Citizens Financial Group Inc Fixed 01/23/2030 5.84%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49,000
Investments at current value	$ 52
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Concord Music Royalties LLC Mortgage Bond 07/20/2075 5.51%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	261,000
Investments at current value	$ 266
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Connecticut Light and Power Co/The Fixed 01/15/2030 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	730,000
Investments at current value	$ 766
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Consolidated Edison Co of New York Inc Fixed 04/01/2030 3.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	640,000
Investments at current value	$ 626
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Consumers Energy Co Fixed 02/15/2029 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 920
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Corebridge Financial Inc Fixed 01/15/2034 5.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	232,000
Investments at current value	$ 249
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Cousins Properties LP Fixed 02/15/2032 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	154,000
Investments at current value	$ 162
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Cousins Properties LP Fixed 07/15/2030 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	326,000
Investments at current value	$ 344
Investment, Identifier [Axis]: Guaranteed Investment Contracts | DAIMLER TRUCKS SER 2023-1 CL A-3 5.90000% 03/15/2027 RETAIL 2023-1 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	257,241
Investments at current value	$ 259
Investment, Identifier [Axis]: Guaranteed Investment Contracts | DISCOVER CARD SER 2023-1 CL A 4.31000% 03/15/2028 EXECUTION NOTE T BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	725,000
Investments at current value	$ 727
Investment, Identifier [Axis]: Guaranteed Investment Contracts | DTE Energy Co Fixed 07/01/2027 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	191,000
Investments at current value	$ 198
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Daimler Trucks Retail Trust 2023-1 Mortgage Bond 03/15/2027 5.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	89,887
Investments at current value	$ 91
Investment, Identifier [Axis]: Guaranteed Investment Contracts | DataBank Issuer II LLC Mortgage Bond 09/27/2055 5.18%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	339,000
Investments at current value	$ 335
Investment, Identifier [Axis]: Guaranteed Investment Contracts | DataBank Issuer Mortgage Bond 02/27/2051 2.06%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	500,000
Investments at current value	$ 498
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Dell International LLC / EMC Corp Fixed 06/15/2026 6.02%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	72,000
Investments at current value	$ 73
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Dllad 2024-1 LLC Mortgage Bond 07/20/2029 5.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	132,000
Investments at current value	$ 135
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Dryden 108 CLO Ltd Mortgage Bond 07/18/2037 5.03%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	236,842
Investments at current value	$ 239
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Duke Energy Corp Fixed 01/05/2027 4.85%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	470,000
Investments at current value	$ 486
Investment, Identifier [Axis]: Guaranteed Investment Contracts | ERP Operating LP Fixed 06/15/2032 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	95,000
Investments at current value	$ 97
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Eaton Corp Fixed 05/18/2028 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320,000
Investments at current value	$ 325
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ecolab Inc Fixed 03/24/2030 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 611
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Enel Finance International NV Fixed 09/30/2028 4.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	600,000
Investments at current value	$ 605
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Enterprise Fleet Financing 2025-2 LLC Mortgage Bond 06/20/2029 4.41%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	138,000
Investments at current value	$ 140
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Enterprise Products Operating LLC Fixed 07/31/2029 3.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	454,000
Investments at current value	$ 446
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Equinix Inc Fixed 11/18/2029 3.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	694,000
Investments at current value	$ 669
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Exelon Corp Fixed 03/15/2028 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 914
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Exeter Automobile Receivables Trust 2024-3 Mortgage Bond 07/16/2029 5.70%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	113,000
Investments at current value	$ 115
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Exeter Automobile Receivables Trust 2024-5 Mortgage Bond 03/15/2028 4.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,799
Investments at current value	$ 44
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Extra Space Storage LP Fixed 07/01/2026 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	626,000
Investments at current value	$ 635
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL HOME LN MTG CRPSER 3919 CL AY 4.00000% 09/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,025,385
Investments at current value	$ 1,027
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL HOME LN MTG CRPSER 4838 CL VA 4.00000% 03/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	469,349
Investments at current value	$ 471
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL HOME LN MTG CRPSER 5009 CL GD 2.50000% 02/25/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	666,737
Investments at current value	$ 651
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL NATL MTG ASSN SER 2011-010 CL 0-AB3.00000% 02/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	732,509
Investments at current value	$ 717
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL NATL MTG ASSN SER 2015-093 CL 3-MB1.25000% 11/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	497,954
Investments at current value	$ 486
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL NATL MTG ASSN SER 2016-088 CL 8-LA2.50000% 04/25/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099,645
Investments at current value	$ 1,073
Investment, Identifier [Axis]: Guaranteed Investment Contracts | FEDL NATL MTG ASSN SER 2024-009 CL 9-NP5.39000% 06/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	257,623
Investments at current value	$ 259
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 01/01/2055 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,437,531
Investments at current value	$ 1,453
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 01/01/2055 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,966,820
Investments at current value	$ 2,061
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 02/01/2050 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	457,783
Investments at current value	$ 416
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 03/01/2035 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134,712
Investments at current value	$ 132
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 03/01/2054 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	369,696
Investments at current value	$ 387
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 04/01/2051 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,858,637
Investments at current value	$ 2,577
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 05/01/2040 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,040,488
Investments at current value	$ 1,010
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 07/01/2053 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,336,749
Investments at current value	$ 2,370
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 08/01/2040 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	485,000
Investments at current value	$ 494
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 08/01/2050 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,207,585
Investments at current value	$ 1,137
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 09/01/2031 1.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	173,704
Investments at current value	$ 165
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 09/01/2035 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	542,588
Investments at current value	$ 556
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 10/01/2040 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	348,364
Investments at current value	$ 355
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 11/01/2040 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	515,000
Investments at current value	$ 527
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae Pool Mortgage Bond 11/01/2052 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,935,241
Investments at current value	$ 1,917
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae REMIC Trust 2019-14, Class DA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,439,652
Investments at current value	$ 1,437
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae REMIC Trust 2024-73, Class PA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,176,098
Investments at current value	$ 1,194
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae REMIC Trust 2024-73, Class PA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,440,146
Investments at current value	$ 1,451
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fannie Mae REMICS Mortgage Bond 07/25/2033 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	253,156
Investments at current value	$ 253
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Federal Realty OP LP Fixed 07/15/2027 3.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	445,000
Investments at current value	$ 446
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ford Credit Auto Lease Trust 2025-A Mortgage Bond 02/15/2029 4.78%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	363,000
Investments at current value	$ 368
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ford Credit Auto Owner Trust 2023-A Mortgage Bond 01/15/2029 5.07%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	500,000
Investments at current value	$ 506
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Fortress Credit Opportunities XXXI CLO Ltd Mortgage Bond 07/20/2033 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	374,989
Investments at current value	$ 380
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Foundry JV Holdco LLC Fixed 01/25/2033 5.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	200,000
Investments at current value	$ 215
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Multifamily Structured Pass Through Certificates Mortgage Bond 10/25/2031 4.68%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	386,250
Investments at current value	$ 397
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 01/01/2055 6.00% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,853,322
Investments at current value	$ 1,941
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 01/01/2055 6.00% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,864,492
Investments at current value	$ 1,953
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 01/01/2055 6.00% 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,928,965
Investments at current value	$ 2,019
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 05/01/2055 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,228,398
Investments at current value	$ 3,306
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 06/01/2053 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,610,479
Investments at current value	$ 2,672
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 09/01/2052 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,382,646
Investments at current value	$ 1,326
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 09/01/2053 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,039,789
Investments at current value	$ 2,112
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Pool Mortgage Bond 11/01/2054 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,589,393
Investments at current value	$ 1,598
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Structured Pass-Through Certificates, Series K-5257, Class GA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,566,251
Investments at current value	$ 1,559
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Structured Pass-Through Certificates, Series K-5343, Class CA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	515,434
Investments at current value	$ 520
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Structured Pass-Through Certificates, Series K-5357, Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,025,832
Investments at current value	$ 1,025
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Freddie Mac Structured Pass-Through Certificates, Series K-5394, Class AV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,614,051
Investments at current value	$ 1,638
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GE HealthCare Technologies Inc Fixed 01/15/2031 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	288,000
Investments at current value	$ 301
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GE HealthCare Technologies Inc Fixed 08/14/2029 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	95,000
Investments at current value	$ 99
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GM Financial Automobile Leasing Trust 2024-2 Mortgage Bond 05/22/2028 5.36%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	156,000
Investments at current value	$ 158
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GMF Floorplan Owner Revolving Trust Mortgage Bond 11/15/2028 4.92%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400,000
Investments at current value	$ 404
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2022-107 CL 7-A 3.00000% 05/20/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,810
Investments at current value	$ 51
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2022-153 CL 3-HA4.50000% 02/20/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,022,912
Investments at current value	$ 1,021
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2022-168 CL 8-MH4.50000% 01/20/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	920,306
Investments at current value	$ 927
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2022-190 CL 0-CA5.00000% 08/20/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	792,165
Investments at current value	$ 795
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2023-111 CL PG 5.00000% 05/20/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	748,549
Investments at current value	$ 753
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GOVT NATL MTG ASSN SER 2024-022 CL HA 5.00000% 02/20/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	492,890
Investments at current value	$ 495
Investment, Identifier [Axis]: Guaranteed Investment Contracts | General Motors Financial Co Inc Fixed 04/04/2032 5.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117,000
Investments at current value	$ 124
Investment, Identifier [Axis]: Guaranteed Investment Contracts | General Motors Financial Co Inc Fixed 06/23/2028 5.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 914
Investment, Identifier [Axis]: Guaranteed Investment Contracts | General Motors Financial Co Inc Fixed 07/15/2030 5.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	262,000
Investments at current value	$ 281
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Georgia Power Co Fixed 03/15/2030 4.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	315,000
Investments at current value	$ 324
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ginnie Mae II Pool Mortgage Bond 02/20/2052 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	758,441
Investments at current value	$ 699
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ginnie Mae REMIC Trust 2023-5, Class EC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,173,075
Investments at current value	$ 1,193
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ginnie Mae REMIC Trust 2025-47, Class MA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	611,354
Investments at current value	$ 618
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ginnie Mae REMIC Trust 2025-50, Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	200,762
Investments at current value	$ 203
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Global Payments Inc Fixed 11/15/2030 4.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	356,000
Investments at current value	$ 359
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Goldentree Loan Management US Clo 9 Ltd Mortgage Bond 04/20/2037 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,000,000
Investments at current value	$ 1,014
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Goldman Sachs Group Inc/The Fixed 10/21/2029 4.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	717,000
Investments at current value	$ 723
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Government National Mortgage Association Mortgage Bond 11/20/2050 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	618,553
Investments at current value	$ 622
Investment, Identifier [Axis]: Guaranteed Investment Contracts | GreenSky Home Improvement Trust 2024-1 Mortgage Bond 06/25/2059 5.67%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	171,162
Investments at current value	$ 176
Investment, Identifier [Axis]: Guaranteed Investment Contracts | HSBC USA Inc Fixed 06/03/2028 4.65%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	585,000
Investments at current value	$ 596.13
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Home Depot Inc/The Fixed 09/15/2032 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	347,000
Investments at current value	$ 356
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Honda Auto Receivables 2023-4 Owner Trust Mortgage Bond 06/21/2028 5.67%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46,774
Investments at current value	$ 47
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Huntington Bancshares Inc/OH Fixed 01/15/2031 5.27%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	187,000
Investments at current value	$ 197.12
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Hyundai Auto Lease Securitization Trust 2025-C Mortgage Bond 07/17/2028 4.36%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	335,000
Investments at current value	$ 338.4
Investment, Identifier [Axis]: Guaranteed Investment Contracts | ING Groep NV Fixed 03/28/2028 4.02%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	800,000
Investments at current value	$ 808.55
Investment, Identifier [Axis]: Guaranteed Investment Contracts | IRV Trust 2025-200P Mortgage Bond 03/14/2047 5.29%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	265,000
Investments at current value	$ 273.59
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Intercontinental Exchange Inc Fixed 09/15/2027 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 622.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JB Hunt Transport Services Inc Fixed 03/15/2030 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	520,000
Investments at current value	$ 539.03
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JOHN DEERE OWNER SER 2024 CL A-3 4.96000% 11/15/2028 TRUST 2024 BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	200,000
Investments at current value	$ 202
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JOHN DEERE OWNER TR SER 2023-C CL A-3 5.48000% 05/15/2028 2023-C BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	540,601
Investments at current value	$ 547
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JOHN DEERE OWNER TR SER 2024-B CL A-3 5.20000% 03/15/2029 2024-B BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 598
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JPMorgan Chase & Co Fixed 07/24/2029 5.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,174,000
Investments at current value	$ 1,237.42
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JPMorgan Chase & Co Fixed 10/22/2027 6.07%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320,000
Investments at current value	$ 328.77
Investment, Identifier [Axis]: Guaranteed Investment Contracts | JPMorgan Chase & Co Fixed 10/22/2031 4.26%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	490,000
Investments at current value	$ 493.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | John Deere Owner Trust 2023 Mortgage Bond 12/17/2029 5.01%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	435,000
Investments at current value	$ 439.68
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Keurig Dr Pepper Inc Fixed 05/25/2028 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 595.61
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Kinder Morgan Inc Fixed 03/01/2028 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 624.88
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Kite Realty Group LP Fixed 12/15/2031 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	716,000
Investments at current value	$ 730.28
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Kubota Credit Owner Trust 2023-1 Mortgage Bond 06/15/2027 5.02%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	221,183
Investments at current value	$ 222.55
Investment, Identifier [Axis]: Guaranteed Investment Contracts | LAD Auto Receivables Trust 2024-3 Mortgage Bond 03/15/2030 4.93%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	565,000
Investments at current value	$ 573.56
Investment, Identifier [Axis]: Guaranteed Investment Contracts | LOUISIANA LOC GOVT ENVIRONMENTAL FACS &05.08100% 06/01/2031CMNTY DEV AUTH SYS RESTORATION TAXABL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899,807
Investments at current value	$ 921
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Lincoln National Corp Fixed 03/01/2028 3.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	347,000
Investments at current value	$ 346.34
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Lockheed Martin Corp Fixed 05/15/2028 4.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320,000
Investments at current value	$ 325.75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | M&T Bank Auto Receivables Trust 2024-1 Mortgage Bond 02/17/2032 5.22%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	227,139
Investments at current value	$ 230.16
Investment, Identifier [Axis]: Guaranteed Investment Contracts | M&T Bank Corp Fixed 07/08/2031 5.18%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	346,000
Investments at current value	$ 365.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | M&T Equipment 2025-LEAF1 Notes Mortgage Bond 09/17/2029 4.78%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,000
Investments at current value	$ 101.44
Investment, Identifier [Axis]: Guaranteed Investment Contracts | MPLX LP Fixed 03/15/2028 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 619.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Marathon Petroleum Corp Fixed 03/01/2030 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	253,000
Investments at current value	$ 264.97
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Mars Inc Fixed 03/01/2030 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	595,000
Investments at current value	$ 617.96
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Marsh & McLennan Cos Inc Fixed 03/15/2030 4.65%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	365,000
Investments at current value	$ 377.46
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Mercedes-Benz Auto Receivables Trust 2023-2 Asset-Backed Notes, Class A-3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	428,485
Investments at current value	$ 435
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Merchants Fleet Funding LLC Mortgage Bond 04/20/2037 5.82%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	182,543
Investments at current value	$ 184.05
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Meta Platforms Inc Fixed 05/15/2028 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 902.69
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Meta Platforms Inc Fixed 11/15/2032 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	353,000
Investments at current value	$ 358.93
Investment, Identifier [Axis]: Guaranteed Investment Contracts | MetroNet Infrastructure Issuer LLC Mortgage Bond 08/20/2055 5.40%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	124,954
Investments at current value	$ 126.96
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Mexico Government International Bond Fixed 05/13/2030 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	232,000
Investments at current value	$ 244.95
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Morgan Stanley Capital I Trust 2016-BNK2 Mortgage Bond 11/15/2049 3.05%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	600,000
Investments at current value	$ 590.24
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Morgan Stanley Fixed 01/20/2027 3.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	347,000
Investments at current value	$ 351.76
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Morgan Stanley Fixed 07/20/2029 5.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,174,000
Investments at current value	$ 1,240.79
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Morgan Stanley Fixed 10/18/2029 4.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	351,000
Investments at current value	$ 353.77
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Mosaic Co/The Fixed 01/15/2029 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	222,000
Investments at current value	$ 223.96
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NRG Energy Inc Fixed 03/15/2033 7.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 662.91
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NRG Energy Inc Fixed 10/15/2030 4.73%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	326,000
Investments at current value	$ 330.02
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NY Commercial Mortgage Trust 2025-299P Mortgage Bond 02/10/2047 5.66%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,000
Investments at current value	$ 105.77
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NatWest Group PLC Fixed 09/13/2029 5.81%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	550,000
Investments at current value	$ 582.65
Investment, Identifier [Axis]: Guaranteed Investment Contracts | National Rural Utilities Cooperative Finance Corp Fixed 09/15/2028 5.05%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 917.3
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Neuberger Berman Loan Advisers CLO 41 Ltd Mortgage Bond 04/15/2034 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	350,000
Investments at current value	$ 353.57
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Neuberger Berman Loan Advisers CLO 47 Ltd Mortgage Bond 04/16/2035 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,000,000
Investments at current value	$ 1,010.73
Investment, Identifier [Axis]: Guaranteed Investment Contracts | New Residential Mortgage Loan Trust 2024-NQM3 Mortgage Bond 11/25/2064 5.47%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	154,831
Investments at current value	$ 157.62
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NextEra Energy Capital Holdings Inc Fixed 09/01/2027 4.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	317,000
Investments at current value	$ 325.78
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NextGear Floorplan Master Owner Trust Mortgage Bond 03/15/2028 5.74%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	300,000
Investments at current value	$ 301.78
Investment, Identifier [Axis]: Guaranteed Investment Contracts | NextGear Floorplan Master Owner Trust Mortgage Bond 09/15/2029 4.42%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	250,000
Investments at current value	$ 252.29
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Nissan Auto Receivables 2022-A Owner Trust Mortgage Bond 12/17/2029 2.07%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49,858
Investments at current value	$ 49.71
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Nissan Auto Receivables Owner Trust 2025-A Asset-Backed Notes, Class A-3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	538,000
Investments at current value	$ 546
Investment, Identifier [Axis]: Guaranteed Investment Contracts | OBX 2024-NQM18 Trust Mortgage Bond 10/25/2064 5.41%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86,404
Investments at current value	$ 87.3
Investment, Identifier [Axis]: Guaranteed Investment Contracts | ONEOK Inc Fixed 11/15/2032 6.10%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 634.74
Investment, Identifier [Axis]: Guaranteed Investment Contracts | OWL Rock Clo XXI LLC Mortgage Bond 07/24/2034 5.27%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	421,488
Investments at current value	$ 426.54
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Octane Receivables Trust 2023-3 Mortgage Bond 03/20/2029 6.44%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,774
Investments at current value	$ 34.01
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Octane Receivables Trust 2024-3 Mortgage Bond 05/20/2030 4.94%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67,023
Investments at current value	$ 67.49
Investment, Identifier [Axis]: Guaranteed Investment Contracts | OneMain Direct Auto Receivables Trust 2019-1 Mortgage Bond 11/14/2028 3.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	616,771
Investments at current value	$ 617.09
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Oracle Corp Fixed 09/26/2032 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	271,000
Investments at current value	$ 266.36
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Oscar US Funding XVI LLC Mortgage Bond 02/10/2028 5.54%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	178,000
Investments at current value	$ 179.44
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PECO Energy Co Fixed 09/15/2035 4.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	530,000
Investments at current value	$ 543.82
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PFS Financing Corp Mortgage Bond 10/15/2028 5.52%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	610,000
Investments at current value	$ 618.41
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PK Alift Loan Funding 7 LP Mortgage Bond 03/15/2043 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	244,196
Investments at current value	$ 245.27
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PNC Financial Services Group Inc/The Fixed 06/12/2029 5.58%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 611.8
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PNC Financial Services Group Inc/The Fixed 08/13/2026 1.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	374,000
Investments at current value	$ 369.39
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PRPM 2025-RPL4 LLC Mortgage Bond 05/25/2055 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	182,964
Investments at current value	$ 174.49
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Paychex Inc Fixed 04/15/2030 5.10%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	170,000
Investments at current value	$ 177
Investment, Identifier [Axis]: Guaranteed Investment Contracts | PenFed Auto Receivables Owner Trust 2022-A Mortgage Bond 12/15/2028 4.83%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	125,000
Investments at current value	$ 125.41
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Pfizer Investment Enterprises Pte Ltd Fixed 05/19/2028 4.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 599.03
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Philip Morris International Inc Fixed 02/15/2030 5.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 619.71
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Phillips Edison Grocery Center Operating Partnership I LP Fixed 07/15/2034 5.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	108,000
Investments at current value	$ 116
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Phillips Edison Grocery Center Operating Partnership I LP Fixed 08/15/2032 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	250,000
Investments at current value	$ 262.9
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Plains All American Pipeline LP / PAA Finance Corp Fixed 01/15/2031 4.70%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	85,000
Investments at current value	$ 86.81
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Prologis LP Fixed 06/15/2028 4.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 603.45
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Prologis Targeted US Logistics Fund LP Fixed 04/01/2029 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	306,000
Investments at current value	$ 319.25
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Public Service Co of Colorado Fixed 09/15/2035 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	427,000
Investments at current value	$ 442.39
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Public Service Electric and Gas Co Fixed 08/01/2033 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	881,000
Investments at current value	$ 934.44
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Public Storage Operating Co Fixed 01/15/2029 5.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 621.8
Investment, Identifier [Axis]: Guaranteed Investment Contracts | RCKT Mortgage Trust 2024-CES1 Mortgage Bond 02/25/2044 6.03%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400,519
Investments at current value	$ 405.83
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Realty Income Corp Fixed 07/15/2033 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	640,000
Investments at current value	$ 664.9
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Regatta XX Funding Ltd Mortgage Bond 01/15/2038 5.08%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,000,000
Investments at current value	$ 1,011.08
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Retained Vantage Data Centers Issuer LLC Mortgage Bond 08/15/2050 5.09%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	137,000
Investments at current value	$ 136.16
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Rockford Tower CLO 2025-1 Ltd Mortgage Bond 03/31/2038 5.11%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	500,000
Investments at current value	$ 506.18
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Royal Bank of Canada Fixed 08/01/2028 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 619.14
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Royal Caribbean Cruises Ltd Fixed 01/15/2036 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92,000
Investments at current value	$ 93.86
Investment, Identifier [Axis]: Guaranteed Investment Contracts | SCF Equipment Leasing 2024-1 LLC Mortgage Bond 01/20/2032 5.52%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,000
Investments at current value	$ 102.09
Investment, Identifier [Axis]: Guaranteed Investment Contracts | SCF Equipment Leasing 2025-1 LLC Mortgage Bond 11/21/2033 5.11%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	152,000
Investments at current value	$ 155.44
Investment, Identifier [Axis]: Guaranteed Investment Contracts | SFS Auto Receivables Securitization Trust 2024-1 Mortgage Bond 05/21/2029 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,001
Investments at current value	$ 37.28
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Santander Drive Auto Receivables Trust 2024-5 Mortgage Bond 11/15/2028 4.62%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	110,387
Investments at current value	$ 110.79
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Santander Drive Auto Receivables Trust 2025-1 Mortgage Bond 03/17/2031 5.04%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	281,000
Investments at current value	$ 285.04
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Santander Drive Auto Receivables Trust 2025-2 Mortgage Bond 05/15/2031 5.06%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	365,000
Investments at current value	$ 370.3
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Santander Drive Auto Receivables Trust 2025-4 Mortgage Bond 01/15/2032 4.52%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56,000
Investments at current value	$ 56.26
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Santander Holdings USA Inc Fixed 01/09/2030 6.17%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	401,000
Investments at current value	$ 430.01
Investment, Identifier [Axis]: Guaranteed Investment Contracts | SoFi Consumer Loan Program 2025-1 Trust Mortgage Bond 02/27/2034 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	108,630
Investments at current value	$ 109.11
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Southern California Edison Co Fixed 03/15/2030 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81,000
Investments at current value	$ 84.41
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Stack Infrastructure Issuer LLC Mortgage Bond 05/25/2050 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	370,262
Investments at current value	$ 366.39
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Summit Issuer LLC Mortgage Bond 11/20/2055 5.21%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	292,024
Investments at current value	$ 293.39
Investment, Identifier [Axis]: Guaranteed Investment Contracts | T-Mobile US Trust 2024-2 Mortgage Bond 05/21/2029 4.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	136,000
Investments at current value	$ 136.83
Investment, Identifier [Axis]: Guaranteed Investment Contracts | T-Mobile USA Inc Fixed 02/01/2028 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 625.38
Investment, Identifier [Axis]: Guaranteed Investment Contracts | TIF Funding III LLC Mortgage Bond 04/20/2049 5.48%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	260,625
Investments at current value	$ 262.28
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Targa Resources Corp Fixed 09/15/2030 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	394,000
Investments at current value	$ 407.54
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Tesla Electric Vehicle Trust 2023-1 Mortgage Bond 06/20/2028 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96,052
Investments at current value	$ 96.93
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Toronto-Dominion Bank Fixed 07/17/2028 5.52%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	588,000
Investments at current value	$ 624.22
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Toyota Auto Receivables 2022-D Owner Trust Mortgage Bond 04/17/2028 5.43%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,000,000
Investments at current value	$ 1,018.55
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Toyota Motor Corp Fixed 06/30/2030 4.45%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	849,000
Investments at current value	$ 859.97
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Truist Financial Corp Fixed 01/26/2029 4.87%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 635.75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Truist Financial Corp Fixed 03/02/2027 1.27%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	450,000
Investments at current value	$ 449.63
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Truist Financial Corp Fixed 10/23/2036 4.96%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	629,000
Investments at current value	$ 629.32
Investment, Identifier [Axis]: Guaranteed Investment Contracts | U.S. Treasury Note, 3.625% due 08/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,965,000
Investments at current value	$ 5,046
Investment, Identifier [Axis]: Guaranteed Investment Contracts | U.S. Treasury Note, 3.875% due 07/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	814,000
Investments at current value	$ 836
Investment, Identifier [Axis]: Guaranteed Investment Contracts | U.S. Treasury Note, 4.25% due 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,416,000
Investments at current value	$ 2,499
Investment, Identifier [Axis]: Guaranteed Investment Contracts | UNITED STATES TREAS SER AN-2027 4.50000% 05/15/2027 NTS NOTE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,000
Investments at current value	$ 31
Investment, Identifier [Axis]: Guaranteed Investment Contracts | US Bancorp Fixed 06/12/2029 5.78%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	587,000
Investments at current value	$ 612.11
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 03/31/2027 3.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,700,000
Investments at current value	$ 6,794.93
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 04/30/2027 3.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,600,000
Investments at current value	$ 1,615.17
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 04/30/2029 4.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	600,000
Investments at current value	$ 624.34
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 05/15/2035 4.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,485,000
Investments at current value	$ 1,508.57
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 05/15/2045 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	675,000
Investments at current value	$ 699.75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 07/31/2027 3.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,250,000
Investments at current value	$ 3,321.62
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 07/31/2028 4.13%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,000,000
Investments at current value	$ 5,161.73
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 07/31/2030 3.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,700,000
Investments at current value	$ 2,765.75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 07/31/2030 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,452,000
Investments at current value	$ 7,676.94
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 07/31/2032 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	450,000
Investments at current value	$ 460.49
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/15/2033 3.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,535,000
Investments at current value	$ 2,555.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/15/2045 4.88%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	130,000
Investments at current value	$ 134.12
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/15/2055 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	325,000
Investments at current value	$ 326.73
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/31/2026 3.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	596,000
Investments at current value	$ 604.17
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/31/2027 3.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	355,000
Investments at current value	$ 360.16
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 08/31/2030 3.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,900,000
Investments at current value	$ 1,918.09
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 09/30/2029 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,000,000
Investments at current value	$ 3,014.35
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 10/31/2027 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	700,000
Investments at current value	$ 704.37
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 11/15/2034 4.25%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,951,000
Investments at current value	$ 3,003.94
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 11/15/2035 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	925,000
Investments at current value	$ 918.43
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 11/15/2043 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,103,000
Investments at current value	$ 1,113.75
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 11/15/2045 4.63%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	150,000
Investments at current value	$ 148
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 11/30/2027 3.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,700,000
Investments at current value	$ 3,703.99
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United States Treasury Note/Bond Fixed 12/31/2029 4.38%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,325,000
Investments at current value	$ 5,471.02
Investment, Identifier [Axis]: Guaranteed Investment Contracts | UnitedHealth Group Inc Fixed 04/15/2033 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	613,000
Investments at current value	$ 616.32
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Vantage Data Centers Issuer LLC Mortgage Bond 10/15/2046 2.17%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	695,000
Investments at current value	$ 681.52
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Ventas Realty LP Fixed 07/15/2032 5.10%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	432,000
Investments at current value	$ 457.34
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Verdant Receivables 2025-1 LLC Mortgage Bond 05/12/2033 4.96%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	328,000
Investments at current value	$ 335.06
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Verizon Communications Inc Fixed 03/21/2031 2.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	721,000
Investments at current value	$ 664.5
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Verizon Master Trust Mortgage Bond 08/22/2033 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	525,000
Investments at current value	$ 524.99
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Verus Securitization Trust 2024-9 Mortgage Bond 11/25/2069 5.44%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121,849
Investments at current value	$ 123.24
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Vistra Operations Co LLC Fixed 10/15/2028 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	388,000
Investments at current value	$ 392.27
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Volkswagen Auto Lease Trust 2023-A Asset-Backed Notes, Class A-3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	203,285
Investments at current value	$ 204
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Volkswagen Auto Lease Trust 2025-B Asset-Backed Notes, Class A-3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	712,000
Investments at current value	$ 716
Investment, Identifier [Axis]: Guaranteed Investment Contracts | WORLD OMNI AUTO REC SER 2024-A CL A-3 4.86000% 03/15/2029 TR 2024-A BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	468,417
Investments at current value	$ 472
Investment, Identifier [Axis]: Guaranteed Investment Contracts | WORLD OMNI AUTO SER 2023-D CL A-3 5.79000% 02/15/2029 2023-D BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	190,969
Investments at current value	$ 194
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wells Fargo and Co Fixed 01/23/2030 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,200,000
Investments at current value	$ 1,264.1
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wells Fargo and Co Fixed 07/25/2029 5.57%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	587,000
Investments at current value	$ 622.39
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Welltower OP LLC Fixed 07/01/2030 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	472,000
Investments at current value	$ 488.48
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Westlake Automobile Receivables Trust 2025-P1 Mortgage Bond 06/15/2029 4.58%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	174,000
Investments at current value	$ 175.97
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Williams Cos Inc/The Fixed 01/15/2031 7.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	534,000
Investments at current value	$ 625.16
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wingspire Equipment Finance 2024-1 LLC Mortgage Bond 09/20/2032 4.99%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	180,908
Investments at current value	$ 182.23
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wisconsin Public Service Corp Fixed 12/01/2029 4.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	167,000
Investments at current value	$ 170.82
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wrapper for American United Life Synthetic GIC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Investments at current value	$ 9
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Wrapper for Citibank Synthetic GIC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Investments at current value	$ 16
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Zayo Issuer LLC Mortgage Bond 06/20/2055 5.95%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	581,609
Investments at current value	$ 597.77
Investment, Identifier [Axis]: Short-Term Investments | State Street Bank & Trust Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,110,782
Investments at current value	$ 36.111